Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Summary of Common Stock Reserved for Future Issuance
The Company reserved common stock for future issuance as follows:

	December 31,
	2024	2023
Convertible preferred stock (as converted to common stock)	—	3,647,675
Stock options to purchase common stock	1,626,841	1,002,535
Unvested restricted common stock	—	18,968
Unvested restricted stock units	25,612	—
SAFEs (as converted to common stock)	—	1,519,331
Equity awards available for future issuance under the 2019 Equity Incentive Plan	—	25,208
Equity awards available for future issuance under the 2024 Equity Incentive Plan	976,082	—
Shares reserved for purchase under the 2024 Employee Stock Purchase Plan	147,343	—

	2,775,878	6,213,717